Derivatives	12 Months Ended
Oct. 31, 2025
Disclosure of Financial Assets [Abstract]
Derivatives
NOTE 11: DERIVATIVES
(a)

DERIVATIVE PRODUCT TYPES AND RISK EXPOSURES
The majority of the Bank’s derivative contracts

are OTC transactions that are bilaterally

negotiated between the Bank and the

counterparty to the contract. The
remainder are exchange-traded contracts transacted

through organized and regulated exchanges

and consist primarily of options and futures.
The Bank’s derivative transactions relate to trading

and non-trading activities. The purpose of

derivatives held for non-trading activities

is primarily for managing
interest rate, foreign exchange, and equity risk

related to the Bank’s funding, lending,

investment, and other structural market risk

management activities. The
Bank’s risk management strategy for these

risks is discussed in shaded sections of

the “Managing Risk” section of the MD&A.
Where hedge accounting is applied, only

specific or a combination of risk components

are hedged, including benchmark interest

rate, foreign exchange rate,
and equity price components. All these risk

components are observable in the relevant

market environment and the change in the fair

value or the variability in
cash flows attributable to these risk components

can be reliably measured for hedged items.

The Bank also enters into derivative transactions

to economically
hedge certain exposures that do not otherwise

qualify for hedge accounting, or

where hedge accounting is not considered

feasible.
Where the derivatives are in hedge relationships,

the main sources of ineffectiveness can be attributed

to differences between hedging instruments and hedged
items:
●

Differences in fixed rates, when contractual coupons

of the fixed rate hedged items are designated;
●

CVA on the hedging derivatives; and

●

Mismatch in critical terms such as tenor and

timing of cash flows between hedging instruments

and hedged items.
To mitigate a portion of the ineffectiveness, the Bank designates the benchmark risk component of contractual cash flows of

hedged items and executes hedging
derivatives with high-quality counterparties.

The majority of the Bank’s hedging derivatives

are collateralized.
Interest Rate Derivatives
Interest rate swaps are OTC contracts in

which two counterparties agree to exchange

cash flows over a period of time based

on rates applied to a specified
notional amount. This includes interest rate

swaps that are transacted and settled through

a clearing house which acts as a central

counterparty. A typical interest
rate swap would require one counterparty

to pay a fixed market interest rate in exchange

for a variable market interest rate determined

from time to time, with both
calculated on a specified notional amount.

No exchange of principal amount takes place.
Forward rate agreements are OTC contracts

that effectively fix a future interest rate for a

period of time. A typical forward rate agreement

provides that at a pre-
determined future date, a cash settlement

will be made between the counterparties based

upon the difference between a contracted rate and

a market rate to be
determined in the future, calculated on a

specified notional amount. No exchange of principal

amount takes place.
Interest rate options are contracts in

which the purchaser of an option pays the

writer of the option a premium to acquire

the right, but not the obligation, to buy
or sell a specified financial instrument

at a contracted price on a specified future date,

series of future dates, or within a specified

time period. The underlying
financial instrument will have a market price

which varies in response to changes in interest

rates. In managing the Bank’s interest rate

exposure, the Bank acts as
both a writer and purchaser of these options.

Options are transacted both OTC and through

exchanges.
Interest rate futures are standardized

contracts transacted on an exchange, with interest

bearing instruments as the underlying reference

assets. These
contracts differ from forward rate agreements in

that they are in standard amounts with standard

settlement dates and are transacted on an exchange.
The Bank uses interest rate swaps to hedge

its exposure to benchmark interest rate

risk by modifying the repricing or maturity characteristics

of existing and/or
forecast assets and liabilities, including funding

and investment activities. These swaps are

designated in either fair value hedges against

fixed rate
assets/liabilities or cash flow hedges against

floating rate assets/liabilities. For fair

value hedges, the Bank assesses and measures

the hedge effectiveness based
on the change in the fair value of the derivative

hedging instrument relative to the change

in the fair value of the hedged item. For

cash flow hedges, the Bank uses
a hypothetical derivative having terms that identically

match the critical terms of the hedged item

as the proxy for measuring

the change in cash flows of the
hedged item.
Foreign Exchange Derivatives
Foreign exchange forwards are OTC contracts

in which one counterparty contracts

with another to exchange a specified amount

of one currency for a specified
amount of a second currency, at a future date or range of dates.
Swap contracts comprise foreign exchange

swaps and cross-currency interest rate swaps.

Foreign exchange swaps are transactions

in which a foreign
currency is simultaneously purchased in

the spot market and sold in the forward

market, or vice-versa. Cross-currency interest

rate swaps are transactions in
which counterparties exchange principal and

interest cash flows in different currencies over

a period of time. These contracts

are used to manage either currency
or currency and interest rate risk exposures.
Foreign exchange contract options are OTC

or exchange-traded contracts in which

the purchaser of an option pays the writer

of the option a premium to
purchase the right, but not the obligation, to buy

or sell a specified amount of one currency

at a predetermined exchange rate on or

before a specified future date.
Foreign exchange futures contracts are

similar to foreign exchange forward contracts

but differ in that they are in standard currency amounts

with standard
settlement dates and are transacted on an exchange.
The Bank uses non-derivative instruments

such as foreign currency deposit liabilities

and derivative instruments such as

cross-currency swaps and foreign
exchange forwards to hedge its foreign currency

exposure. These hedging instruments

are designated in either net investment hedges

or cash flow hedges. For
net investment hedges, the Bank assesses and

measures the hedge effectiveness based on

the change in the fair value of the hedging

instrument relative to the
translation gains and losses on the net investment

in the foreign operation. For cash flow

hedges, the Bank assesses and measures

the hedge effectiveness
based on the change in the fair value of

the hedging instrument relative to the change

in the cash flows of the foreign currency denominated

asset/liability
attributable to foreign exchange risk, using the

hypothetical derivative method.
Credit Derivatives
The Bank uses credit derivatives such as

credit default swaps (CDS) and total return

swaps to manage risks in the Bank’s corporate loan

portfolio and other cash
instruments, as well as managing counterparty

credit risk on derivatives. Credit risk is the

risk of loss if a borrower or counterparty in

a transaction fails to meet its
agreed payment obligations. The Bank uses

credit derivatives to mitigate industry

concentration and borrower-specific exposure as

part of the Bank’s portfolio risk
management techniques. The credit, legal, and

other risks associated with these transactions

are controlled through well established

procedures. The Bank’s
policy is to enter into these transactions

with investment grade financial institutions.

Credit risk to these counterparties is managed

through the same approval,
limit, and monitoring processes that is

used for all counterparties to which the

Bank has credit exposure.
Credit derivatives are OTC contracts designed

to transfer the credit risk in an underlying

financial instrument (usually termed as a

reference asset) from one
counterparty to another. The most common credit derivatives

are CDS, which include contracts transacted

through clearing houses, and total return swaps.

In
CDS contracts, the CDS purchaser acquires

credit protection on a reference asset or group

of assets from a writer of CDS in exchange

for a premium. The
purchaser may pay the agreed premium

at inception or over a period of time.

The credit protection compensates the

purchaser for deterioration in value of the
reference asset or group of assets upon the occurrence

of certain credit events such as bankruptcy, or changes in specified credit rating or credit index. Settlement
may be cash based or physical, requiring

the delivery of the reference asset to the

CDS writer. In total return swap contracts, one counterparty agrees to pay or
receive from the other cash amounts based

on changes in the value of a reference

asset or group of assets, including any

returns such as interest earned on
these assets in exchange for amounts that are

based on prevailing market funding rates.

These cash settlements are made regardless of

whether there is a credit
event.
Other Derivatives
The Bank also transacts in equity and commodity

derivatives in both exchange and OTC

markets.
Equity swaps are OTC contracts in which one

counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock
index, a basket of stocks or a single stock.

These contracts sometimes include a payment

in respect of dividends.
Equity options give the purchaser of the option,

for a premium, the right, but not the obligation,

to buy from or sell to the writer of an option,

an underlying stock
index, basket of stocks or a single stock

at a contracted price. Options are transacted

both OTC and through exchanges.
Equity index futures are standardized

contracts transacted on an exchange. They

are based on an agreement to pay or receive

a cash amount based on the
difference between the contracted price level of

an underlying stock index and its corresponding

market price level at a specified future date.

There is no actual
delivery of stocks that comprise the underlying

index. These contracts are in standard amounts

with standard settlement dates.
Equity forwards are OTC contracts in

which one counterparty contracts with another

to buy or sell a single stock or stock index, or

to settle the contract in cash
based on changes in the value of a reference

asset, at a future date.
Commodity and other contracts include

commodity forwards, futures, swaps, and

options, such as precious metals and energy-related

products in both OTC
and exchange markets.
The Bank applies hedge accounting on

certain equity forwards and/or total return

swaps to hedge exposure to equity price risk.

These derivatives are
designated as cash flow hedges.
The Bank assesses and measures the hedge

effectiveness based on the change in the

fair value of the hedging instrument
relative to the change in the cash flows of the

hedged item attributable to movement in

equity price, using the hypothetical derivative

method.
Fair Value of Derivatives
(millions of Canadian dollars) October 31, 2025 October 31, 2024
Fair value as at Fair value as at
balance sheet date balance sheet date
Positive Negative Positive Negative
Derivatives held or issued for trading

purposes
Interest rate contracts
1
Forward rate agreements $ 119 $ 93 $ 232 $ 48
Swaps 7,968 6,432 11,971 9,470
Options written – 1,121 – 1,118
Options purchased 1,237 – 1,210 –
Total interest rate contracts 9,324 7,646 13,413 10,636
Foreign exchange contracts 1
Forward contracts 3,585 1,935 3,617 2,521
Swaps 14,776 14,845 15,456 14,304
Cross-currency interest rate swaps

24,854 23,378 24,366 22,496
Options written – 575 – 619
Options purchased 503 – 507 –
Total foreign exchange contracts 43,718 40,733 43,946 39,940
Credit derivative contracts
Credit default swaps – protection purchased 12 311 – 294
Credit default swaps – protection sold 32 1 5 2
Total credit derivative contracts 44 312 5 296
Other contracts
Equity contracts 9,485 16,808 5,286 6,636
Commodity and other contracts 5,619 7,054 5,321 5,545
Total other contracts 15,104 23,862 10,607 12,181
Fair value – trading 68,190 72,553 67,971 63,053
Derivatives held or issued for non-trading

purposes
Interest rate contracts
Forward rate agreements – – 8 –
Swaps 1,680 2,006 2,005 2,807
Options written – – – 1
Options purchased – 2 16 –
Total interest rate contracts 1,680 2,008 2,029 2,808
Foreign exchange contracts
Forward contracts 35 1,129 386 494
Swaps 29 1 80 20
Cross-currency interest rate swaps

9,827 662 6,649 524
Total foreign exchange contracts 9,891 1,792 7,115 1,038
Credit derivative contracts
Credit default swaps – protection purchased – 128 1 107
Total credit derivative contracts – 128 1 107
Other contracts
Equity contracts 3,211 2,875 945 1,362
Total other contracts 3,211 2,875 945 1,362
Fair value – non-trading 14,782 6,803 10,090 5,315
Total fair value $ 82,972 $ 79,356 $ 78,061 $ 68,368
1

The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.
The following table distinguishes derivatives held

or issued for non-trading purposes between

those that have been designated in qualifying

hedge accounting
relationships and those which have not been

designated in qualifying hedge accounting

relationships as at October 31, 2025 and

October 31, 2024.
Fair Value of Non-Trading

Derivatives
1
(millions of Canadian dollars) As at
October 31, 2025
Derivative Assets Derivative Liabilities
Derivatives Derivatives
Derivatives in qualifying not in Derivatives in qualifying not in hedging relationships qualifying hedging relationships qualifying
Fair Cash Net hedging Fair Cash Net hedging
value flow investment relationships Total value flow investment relationships Total
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 1,275 $ 199 $ – $ 206 $ 1,680 $ 300 $ 771 $ – $ 937 $ 2,008
Foreign exchange contracts – 9,651 11 229 9,891 – 1,485 286 21 1,792
Credit derivative contracts – – – – – – – – 128 128
Other contracts – 1,808 – 1,403 3,211 – 21 – 2,854 2,875
Fair value – non-trading $ 1,275 $ 11,658 $ 11 $ 1,838 $ 14,782 $ 300 $ 2,277 $ 286 $ 3,940 $ 6,803
October 31, 2024
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 932 $ 123 $ – $ 974 $ 2,029 $ 309 $ 1,290 $ – $ 1,209 $ 2,808
Foreign exchange contracts – 6,945 – 170 7,115 – 846 – 192 1,038
Credit derivative contracts – – – 1 1 – – – 107 107
Other contracts – 337 – 608 945 – 132 – 1,230 1,362
Fair value – non-trading $ 932 $ 7,405 $ – $ 1,753 $ 10,090 $ 309 $ 2,268 $ – $ 2,738 $ 5,315
1

Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance

Sheet. Refer to Note 6 for further details.
Fair Value Hedges
The following table presents the effects of fair

value hedges on the Consolidated Balance

Sheet and the Consolidated Statement of Income.
Fair Value Hedges
(millions of Canadian dollars)

For the years ended or as at
October 31, 2025
Accumulated Accumulated
Change in Change in fair amount of fair amount of fair
value of hedged value of hedging Carrying value hedge value hedge items for instruments for amounts adjustments adjustments on ineffectiveness ineffectiveness Hedge for hedged on hedged de-designated measurement measurement ineffectiveness items items 1,2 hedged items
Assets
Interest rate risk
Debt securities at amortized cost $ 2,031 $ (2,033) $ (2) $ 112,729 $ (7,849) $ (3,195)
Financial assets at fair value through
other comprehensive income 1,616 (1,618) (2) 93,230 472 18
Loans 517 (514) 3 31,906 (14) (5)
Total assets 4,164 (4,165) (1) 237,865 (7,391) (3,182)
Liabilities
Interest rate risk
Deposits

(1,090)

1,088

(2)

165,311

(875)

27
Securitization liabilities at amortized cost (141) 141 – 8,599 169 –
Subordinated notes and debentures (53) 53 – 2,825 82 (54)
Total liabilities (1,284) 1,282 (2) 176,735 (624) (27)
Total $ 2,880 $ (2,883) $ (3)
October 31, 2024
Assets
Interest rate risk
Debt securities at amortized cost $ 6,856 $ (6,899) $ (43) $ 113,323 $ (10,995) $ (3,015)
Financial assets at fair value through

other comprehensive income 3,127 (3,146) (19) 53,253 (1,086) (71)
Loans 1,789 (1,798) (9) 52,765 (328) 4
Total assets 11,772 (11,843) (71) 219,341 (12,409) (3,082)
Liabilities
Interest rate risk
Deposits

(2,291)

2,265

(26)

125,519

(3,543)

(136)
Securitization liabilities at amortized cost (163) 163 – 6,865 68 –
Subordinated notes and debentures (50) 50 – 3,158 27 (91)
Total liabilities (2,504) 2,478 (26) 135,542 (3,448) (227)
Total $ 9,268 $ (9,365) $ (97)
1

The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.
2

Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
Cash Flow Hedges and Net Investment

Hedges
The following table presents the effects of cash

flow hedges and net investment hedges on the

Bank’s Consolidated Statement of Income and

the Consolidated
Statement of Comprehensive Income.
Cash Flow and Net Investment Hedges
(millions of Canadian dollars) For the years ended
October 31, 2025

Change in fair

Hedging Amount reclassified
Change in value value of hedging

gains (losses) from accumulated Net change
of hedged items instruments for

recognized in other other comprehensive in other
for ineffectiveness ineffectiveness Hedge comprehensive income (loss) comprehensive measurement measurement ineffectiveness income 1 to earnings 1 income (loss) 1
Cash flow hedges 2
Interest rate risk
3
$ (1,859) $ 1,860 $ 1 $ 1,619 $ (1,048) $ 2,667
Foreign exchange risk 4,5,6 (5,199) 5,201 2 4,679 4,559 120
Equity price risk (1,531) 1,542 11 1,542 1,347 195
Total cash flow hedges $ (8,589) $ 8,603 $ 14 $ 7,840 $ 4,858 $ 2,982
Net investment hedges 7 $ 1,088 $ (1,088) $ – $ (1,088) $ (799) $ (289)
October 31, 2024
Cash flow hedges 2
Interest rate risk 3 $ (3,602) $ 3,606 $ 4 $ 2,128 $ (2,311) $ 4,439
Foreign exchange risk 4,5,6 (1,863) 1,867 4 1,287 2,204 (917)
Equity price risk 56 (59) (3) (59) (66) 7
Total cash flow hedges $ (5,409) $ 5,414 $ 5 $ 3,356 $ (173) $ 3,529
Net investment hedges $ 457 $ (457) $ – $ (457) $ (41) $ (416)
1

Effects on OCI are presented on a pre-tax basis.
2

During the years ended October 31, 2025 and October 31, 2024, there were no instances where forecast hedged transactions failed to occur.
3

Hedged items include forecast interest cash flows on loans
, deposits, and securitization liabilities.
4

For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
6
Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.
7
The amount reclassified from accumulated other comprehensive income (loss) to earnings relates to the sale of the Bank’s equity investment in Schwab.
Reconciliation of Accumulated Other Comprehensive

Income (Loss)
1
(millions of Canadian dollars) For the years ended
October 31, 2025

Accumulated other Accumulated other Accumulated other Accumulated other comprehensive Net changes in other comprehensive comprehensive comprehensive income (loss) comprehensive income (loss) income (loss) on income (loss) on at beginning of year income (loss) at end of year designated hedges de-designated hedges
Cash flow hedges
Interest rate risk $ (2,002) $ 2,667 $ 665 $ 1,727 $ (1,062)
Foreign exchange risk (2,008) 120 (1,888) (1,888) –
Equity price risk (14) 195 181 181 –
Total cash flow hedges $ (4,024) $ 2,982 $ (1,042) $ 20 $ (1,062)
Net investment hedges
Foreign translation risk $ (6,768) $ (289) $ (7,057) $ (7,057) $ –
October 31, 2024
Cash flow hedges
Interest rate risk $ (6,441) $ 4,439 $ (2,002) $ 455 $ (2,457)
Foreign exchange risk (1,091) (917) (2,008) (2,008) –
Equity price risk (21) 7 (14) (14) –
Total cash flow hedges $ (7,553) $ 3,529 $ (4,024) $ (1,567) $ (2,457)
Net investment hedges
Foreign translation risk $ (6,352) $ (416) $ (6,768) $ (6,768) $ –
1

Presented on a pre-tax basis.
(b)

NOTIONAL AMOUNTS
The notional amounts are not recorded as assets

or liabilities as they represent the face amount

of the contract to which a rate or price is applied

to determine the
amount of cash flows to be exchanged.

Notional amounts do not represent the potential

gain or loss associated with the market risk

nor are they indicative of the
credit risk associated with derivative

financial instruments.
The following table discloses the notional

amount of OTC and exchange-traded derivatives.
Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Trading
Over-the-Counter 1
Non
Clearing clearing Exchange- Non-
house 2 house traded Total trading 3 Total Total
Notional

Interest rate contracts
Futures $ – $ – $ 1,207,135 $ 1,207,135 $ – $ 1,207,135 $ 761,112
Forward rate agreements 942,703 31,384 – 974,087 579 974,666 574,289
Swaps 19,608,951 623,143 – 20,232,094 1,910,412 22,142,506 19,839,245
Options written – 150,130 53,654 203,784 105 203,889 99,490
Options purchased – 171,046 56,203 227,249 3 227,252 119,511
Total interest rate contracts 20,551,654 975,703 1,316,992 22,844,349 1,911,099 24,755,448 21,393,647
Foreign exchange contracts
Forward contracts 48 456,331 – 456,379 26,687 483,066 380,615
Swaps – 1,824,527 – 1,824,527 2,160 1,826,687 1,692,601
Cross-currency interest rate swaps – 1,716,271 – 1,716,271 181,907 1,898,178 1,669,577
Options written – 62,931 326 63,257 – 63,257 56,777
Options purchased – 58,215 40 58,255 – 58,255 49,359
Total foreign exchange contracts 48 4,118,275 366 4,118,689 210,754 4,329,443 3,848,929
Credit derivative contracts
Credit default swaps – protection purchased 13,907 1,934 – 15,841 2,890 18,731 15,504
Credit default swaps – protection sold 1,889 329 – 2,218 – 2,218 1,893
Total credit derivative contracts 15,796 2,263 – 18,059 2,890 20,949 17,397
Other contracts
Equity contracts – 218,155 191,085 409,240 32,295 441,535 278,028
Commodity and other contracts 174 99,416 188,539 288,129 – 288,129 245,595
Total other contracts 174 317,571 379,624 697,369 32,295 729,664 523,623
Total $ 20,567,672 $ 5,413,812 $ 1,696,982 $ 27,678,466 $ 2,157,038 $ 29,835,504 $ 25,783,596
1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities.
Acceptable collateral is governed by the Collateralized Trading Policy.
2

Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.
3

Includes $
1,762

billion of OTC derivatives that are transacted with clearing houses (October 31, 2024 – $
1,532

billion) and $
395

billion of OTC derivatives that are transacted with non-
clearing houses (October 31, 2024 – $ 394

billion). There were
no

exchange-traded derivatives both as at October 31, 2025 and October 31, 2024.
The following table distinguishes the notional

amount of derivatives held or issued for

non-trading purposes between those that have

been designated in qualifying
hedge accounting relationships and those

which have not been designated in qualifying

hedge accounting relationships.
Notional of Non-Trading Derivatives
(millions of Canadian dollars) As at
October 31, 2025
Derivatives in qualifying hedging relationships Derivatives not in
Derivatives held or issued for Fair Cash Net qualifying hedging hedging (non-trading) purposes value flow 1 Investment 1 relationships Total
Interest rate contracts $ 436,988 $ 380,109 $ – $ 1,094,002 $ 1,911,099
Foreign exchange contracts – 172,269 23,220 15,265 210,754
Credit derivative contracts – – – 2,890 2,890
Other contracts – 2,551 – 29,744 32,295
Total notional non-trading $ 436,988 $ 554,929 $ 23,220 $ 1,141,901 $ 2,157,038
October 31, 2024
Interest rate contracts $ 395,687 $ 340,741 $ – $ 974,641 $ 1,711,069
Foreign exchange contracts – 159,693 – 15,771 175,464
Credit derivative contracts – – – 2,708 2,708
Other contracts – 2,409 – 33,640 36,049
Total notional non-trading $ 395,687 $ 502,843 $ – $ 1,026,760 $ 1,925,290
1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.
The following table discloses the notional

principal amount of OTC derivatives and exchange-traded

derivatives based on their contractual terms

to maturity.
Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October October
2025 2024
Within Over 1 year Over
Notional Principal 1 year to 5 years 5 years Total Total
Interest rate contracts
Futures $ 891,230 $ 315,905 $ – $ 1,207,135 $ 761,112
Forward rate agreements 946,656 28,010 – 974,666 574,289
Swaps 7,262,622 9,998,401 4,881,483 22,142,506 19,839,245
Options written 159,225 41,237 3,427 203,889 99,490
Options purchased 165,281 59,498 2,473 227,252 119,511
Total interest rate contracts 9,425,014 10,443,051 4,887,383 24,755,448 21,393,647
Foreign exchange contracts
Forward contracts 461,515 19,334 2,217 483,066 380,615
Swaps 1,781,558 42,098 3,031 1,826,687 1,692,601
Cross-currency interest rate swaps 551,107 945,450 401,621 1,898,178 1,669,577
Options written 58,108 5,149 – 63,257 56,777
Options purchased 53,584 4,666 5 58,255 49,359
Total foreign exchange contracts 2,905,872 1,016,697 406,874 4,329,443 3,848,929
Credit derivative contracts
Credit default swaps – protection purchased 4,943 8,716 5,072 18,731 15,504
Credit default swaps – protection sold 554 1,119 545 2,218 1,893
Total credit derivative contracts 5,497 9,835 5,617 20,949 17,397
Other contracts
Equity contracts 338,989 90,121 12,425 441,535 278,028
Commodity and other contracts 256,783 30,286 1,060 288,129 245,595
Total other contracts 595,772 120,407 13,485 729,664 523,623
Total $ 12,932,155 $ 11,589,990 $ 5,313,359 $ 29,835,504 $ 25,783,596
The following table discloses the notional amount

and average price of derivative instruments

designated in qualifying hedge accounting

relationships.
Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31
2025 2024
Within Over 1 year Over 5
Notional 1 year to 5 years years Total Total
Interest rate risk
Interest rate swaps
Notional – pay fixed $ 15,114 $ 126,746 $ 106,458 $ 248,318 $ 230,740
Average fixed interest rate % 2.77 3.02 2.58
Notional – received fixed 121,601 190,068 44,210 355,879 317,149
Average fixed interest rate % 3.04 3.01 3.15
Total notional – interest rate risk 136,715 316,814 150,668 604,197 547,889
Foreign exchange risk
1
Forward contracts
Notional – USD/CAD 2,127 3,902 38 6,067 7,816
Average FX forward rate 1.31 1.31 1.30
Notional – EUR/CAD 2,808 14,007 2,756 19,571 15,141
Average FX forward rate 1.59 1.55 1.60
Notional – other 257 – – 257 901
Cross-currency swaps 2,3
Notional – USD/CAD 39,860 29,184 11,449 80,493 46,944
Average FX rate 1.36 1.35 1.32
Notional – EUR/CAD 15,336 34,779 14,373 64,488 61,877
Average FX rate 1.45 1.47 1.49
Notional – GBP/CAD – 8,189 – 8,189 9,760
Average FX rate 1.68
Notional – other currency pairs 4 5,997 9,101 1,326 16,424 17,254
Total notional – foreign exchange risk 66,385 99,162 29,942 195,489 159,693
Equity Price Risk
Notional – equity contracts 2,551 2,551 2,409
Total notional $ 205,651 $ 415,976 $ 180,610 $ 802,237 $ 709,991
1 Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $ 60.3 billion (October 31, 2024 – $
77.4

billion) of the carrying value of these non-
derivative hedging instruments

designated under net investment hedges.
2

Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
3

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is
$ 212.9

billion as at October 31, 2025 (October 31, 2024 – $
188.5

billion).
4
Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency
pair is not a significant exposure for the Bank.
(c)

DERIVATIVE-RELATED RISKS
Market Risk
Derivatives, in the absence of any compensating

upfront cash payments, generally have no

market value at inception. They obtain value,

positive or negative, as
relevant interest rates, foreign exchange

rates, equity, commodity or credit prices or indices change, such that the previously contracted terms of the derivative
transactions have become more or less favourable

than what can be negotiated under current

market conditions for contracts with the same

terms and the same
remaining period to expiry. The potential for derivatives to increase or decrease in value as a result of the foregoing

factors is generally referred to as market risk.
Credit Risk
Credit risk on derivatives, also known as

counterparty credit risk, is the risk of a

financial loss occurring as a result of

the failure of a counterparty to meet its
obligation to the Bank.
Derivative-related credit risks are subject

to the same credit approval, limit and

monitoring standards that are used for managing

other transactions that create
credit exposure. This includes evaluating

the creditworthiness of counterparties, and

managing the size, diversification and maturity

structure of the portfolios. The
Bank actively engages in risk mitigation

strategies through the use of multi-product

derivative master netting agreements,

collateral and other risk mitigation
techniques. Master netting agreements reduce

risk to the Bank by allowing the Bank

to close out and net transactions with counterparties

subject to such
agreements upon the occurrence of certain

events.
The current replacement cost and credit equivalent

amount shown in the following table are based

on the
standardized approach for counterparty credit

risk. According to this approach, the

current replacement cost accounts for

the fair value of the positions, posted and
received collateral, and master netting agreement

clauses. The credit equivalent amount is

the sum of the current replacement cost

and the potential future
exposure, which is calculated by applying

factors determined by OSFI to the notional

principal amount of the derivatives. The risk-weighted

amount is determined
by applying the adequate risk weights to

the credit equivalent amount.
Credit Exposure of Derivatives
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Current Credit Risk- Current Credit Risk-
replacement equivalent weighted replacement equivalent weighted cost amount amount cost amount amount
Interest rate contracts
Forward rate agreements $ 49 $ 162 $ 61 $ 35 $ 102 $ 29
Swaps 2,838 8,962 1,323 4,215 11,037 964
Options written 5 147 26 7 140 26
Options purchased 10 151 29 17 123 23
Total interest rate contracts 2,902 9,422 1,439 4,274 11,402 1,042
Foreign exchange contracts
Forward contracts 1,064 5,180 978 1,746 5,643 1,022
Swaps 2,802 16,099 2,373 3,234 16,136 2,246
Cross-currency interest rate swaps 3,358 15,195 1,574 4,124 17,176 1,515
Options written 34 334 74 36 291 59
Options purchased 43 279 68 50 239 64
Total foreign exchange contracts 7,301 37,087 5,067 9,190 39,485 4,906
Other contracts
Credit derivatives – 192 26 – 207 30
Equity contracts 729 12,531 2,994 669 8,964 2,348
Commodity and other contracts 746 4,777 1,044 1,115 5,752 848
Total other contracts 1,475 17,500 4,064 1,784 14,923 3,226
Total derivatives 11,678 64,009 10,570 15,248 65,810 9,174
Qualifying Central Counterparty Contracts 11,772 24,449 797 10,529 19,117 652
Total $ 23,450 $ 88,458 $ 11,367 $ 25,777 $ 84,927 $ 9,826
Current Replacement Cost of Derivatives
(millions of Canadian dollars, except

as noted)
As at
Canada
1
United States
1
Other international
1
Total
October 31 October 31 October 31 October 31 October 31 October 31 October 31 October 31
By sector 2025 2024 2025 2024 2025 2024 2025 2024
Financial $ 3,367 $ 4,647 $ 56 $ 38 $ 605 $ 272 $ 4,028 $ 4,957
Government 2,695 3,594 77 98 1,018 2,618 3,790 6,310
Other 1,818 1,670 673 639 1,369 1,671 3,860 3,980
Total current replacement cost $ 7,880 $ 9,911 $ 806 $ 775 $ 2,992 $ 4,561 $ 11,678 $ 15,247
October 31 October 31
October 31 October 31 2025 2024
By location of risk 2025 2024 % mix % mix
Canada $ 3,237 $ 3,737 27.7% 24.5%
United States 3,930 4,937 33.7 32.4
Other international
United Kingdom 717 775 6.1 5.1
Europe – other 1,919 2,828 16.4 18.5
Other 1,875 2,970 16.1 19.5
Total Other international 4,511 6,573 38.6 43.1
Total current replacement cost $ 11,678 $ 15,247 100.0% 100.0%
1

Based on geographic location of unit responsible for recording revenue.
Certain of the Bank’s derivative contracts are

governed by master derivative agreements

having provisions that may permit the Bank’s

counterparties to require,
upon the occurrence of a certain contingent event:

(1) the posting of collateral or other acceptable

remedy such as assignment of the affected

contracts to an
acceptable counterparty;

or (2)

settlement of outstanding derivative contracts.

Most often, these contingent events are in the

form of a downgrade of the senior
debt rating of the Bank, either as counterparty

or as guarantor of one of the Bank’s subsidiaries.

At October 31, 2025, the aggregate net liability

position of those
contracts would require: (1) the posting of

collateral or other acceptable remedy

totalling $
331

million (October 31, 2024 – $
511

million) in the event of a one-notch
or two-notch downgrade in the Bank’s senior debt rating;

and (2) funding totalling $
358

million (October 31, 2024 – $
134

million) following the termination and
settlement of outstanding derivative contracts

in the event of a one-notch or two-notch

downgrade in the Bank’s senior debt rating.
Certain of the Bank’s derivative contracts are

governed by master derivative agreements

having credit support provisions

that permit the Bank’s counterparties
to call for collateral depending on the net mark-to-market

exposure position of all derivative contracts

governed by that master derivative agreement.

Some of
these agreements may permit the Bank’s counterparties

to require, upon the downgrade of the senior

debt ratings of the Bank, to post additional

collateral. As of
October 31, 2025, the fair value of all derivative

instruments with credit risk related

contingent features in a net liability position

was $
17

billion (October 31, 2024 –
$ 16

billion). The Bank has posted $
18

billion (October 31, 2024 – $
17

billion) of collateral for this exposure in the normal

course of business. As of
October 31, 2025, the impact of a one-notch downgrade

in the Bank’s senior debt ratings would require the

Bank to post an additional $
1,015

million
(October 31, 2024 – $ 49

million) of collateral to that posted in the

normal course of business. The increase

is attributable to the clarification of downgrade
requirements under a single Credit Support

Annex with no economic impact. A two-notch

downgrade in the Bank’s senior debt ratings

would require the Bank to
post an additional $ 1,536

million (October 31, 2024 – $
1,228

million) of collateral to that posted in the

normal course of business.
(d)

IMPACT FROM TERMINATED FIRST HORIZON ACQUISITION-RELATED CAPITAL HEDGING STRATEGY
Prior to the termination of the merger agreement

with First Horizon on May 4, 2023,

the Bank had implemented a strategy to mitigate

the impact of interest rate
volatility to capital on closing of the acquisition.

In order to mitigate this impact, the Bank

de-designated certain interest rate

swaps hedging fixed income
investments in fair value hedge accounting

relationships. As a result of the de-designation,

mark-to-market gains (losses) on these

swaps were recognized in
earnings, without any corresponding offset from

the previously hedged investments. The

de-designation also triggered the amortization

of the investments’ basis
adjustment to net interest income over

the remaining expected life of the investments.
Following the announcement to terminate

the merger agreement, the Bank discontinued

this strategy and reinstated hedge accounting

on the portfolio of fixed
income investments using new swaps

entered into at higher market rates. The

impact from the higher swap rates and

the basis adjustment amortization discussed
above is reported in net interest income. Income

recognized from this strategy

will reverse over time causing a decrease

to net interest income. This impact is
expected to continue until fiscal 2029. For

the year ended October 31, 2025, the decrease

to net interest income was $
205

million (October 31, 2024 –
$ 242

million), recorded in the Corporate segment.